33. TRANSACTIONS THAT DO NOT INVOLVE CASH (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Addition of lease	R$ (55,741)	R$ (236,861)
Right-Of-Use Assets [member]
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Addition of lease	R$ 560,088	R$ 2,775,168